Shareholders’ equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Shareholders’ equity

Note 14 – Shareholders’ equity

Ordinary shares

CDT Cayman was established under the laws of Cayman Islands on November 28, 2016. The authorized number of ordinary shares was 38,000,000 share with a par value of HK$0.01.

On October 15, 2019, the shareholders of the Company resolved to create an additional 50,000,000 of the authorized ordinary shares with a par value of US$ 0.001 (the “Increase in Share Capital”). Following the Increase in Share Capital, the Company newly issued 23,000,000 ordinary shares with a par value of US$0.001 (the “USD Shares Issued”). Following the USD Shares Issued, the Company repurchased and cancelled 900,000 of the outstanding ordinary shares with a par value of HK$0.01 then issued and outstanding as well as cancelled 38,000,000 of the authorized ordinary shares with a par value of HK$ 0.01.

The Company considered the above transactions as a 25.56-for-1 split of its ordinary shares and deemed the cancellation of 900,000 original ordinary shares with par value of HK$ 0.01 and the new issuance of 23,000,000 ordinary shares with par value of US$0.001 were part of the Company’s recapitalization prior to completion of its initial public offering. The Company believed it is appropriate to reflect the above transactions on a retroactive basis similar to stock split or dividend pursuant to FASB ASC 260 “Earnings Per Share”.

On December 30, 2020, the shareholders of the Company resolved to divide 50,000,000 of the authorized ordinary shares with a par value of US$ 0.001 (the “Decrease in Share Capital”) into 20,000,000 of the authorized ordinary shares with a par value of US$0.0025. Following the Decrease in Share Capital, the Company’s then existing 23,000,000 ordinary shares with a par value of US$0.001 were divided into 9,200,000 ordinary shares with a par value of US$0.0025. The Company considered the above transactions as a 1-for-2.5 reverse split of its ordinary shares. The Company believed it is appropriate to reflect the above transactions on a retroactive basis similar to stock split or dividend pursuant to FASB ASC 260. All share and per share amounts used herein and in the accompanying consolidated financial statements have been retroactively adjusted to reflect the share split.

Restricted assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by Shenzhen CDT and its subsidiaries (collectively “CDT PRC entities”) only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of CDT PRC entities.

CDT PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, CDT PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. CDT PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As a result of the foregoing restrictions, CDT PRC entities are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulation in the PRC may further restrict CDT PRC entities from transferring funds to the Company in the form of dividends, loans and advances. As of December 31, 2023 and 2022, amounts restricted are the paid-in-capital and statutory reserve of CDT PRC entities, which amounted to $7,888,981 and $7,092,665, respectively.

Statutory reserves

For the years ended December 31, 2023, 2022, and 2021, CDT PRC entities collectively attributed $796,316, $634,911 and $700,411 of retained earnings for their statutory reserves, respectively.